EQUITY - Ownership of shares (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital
Number of shares held	1,719,658,728	1,719,658,728	1,719,658,728
Shares Issued, Percentage	100.00%	100.00%	100.00%
Metalurgica Gerdau S.A.
Capital
Number of shares held	627,751,085	653,368,823	653,370,032
Shares Issued, Percentage	36.50%	38.00%	38.00%
Brazilian institutional investors
Capital
Number of shares held	244,766,757	226,456,754	155,482,209
Shares Issued, Percentage	14.20%	13.20%	9.00%
Foreign institutional investors
Capital
Number of shares held	431,611,203	415,223,778	715,363,943
Shares Issued, Percentage	25.10%	24.10%	41.60%
Other shareholders
Capital
Number of shares held	394,811,727	401,114,345	185,040,945
Shares Issued, Percentage	23.00%	23.30%	10.80%
Common shares
Capital
Number of shares held	573,627,483	573,627,483	573,627,483
Shares Issued, Percentage	100.00%	100.00%	100.00%
Common shares | Metalurgica Gerdau S.A.
Capital
Number of shares held	557,898,901	557,898,901	557,898,901
Shares Issued, Percentage	97.30%	97.30%	97.30%
Common shares | Brazilian institutional investors
Capital
Number of shares held	3,068,614	2,383,207	254,785
Shares Issued, Percentage	0.50%	0.40%	0.00%
Common shares | Foreign institutional investors
Capital
Number of shares held	3,875,655	4,836,488	7,254,556
Shares Issued, Percentage	0.70%	0.80%	1.30%
Common shares | Other shareholders
Capital
Number of shares held	7,086,775	6,811,349	6,521,703
Shares Issued, Percentage	1.20%	1.20%	1.10%
Preferred shares
Capital
Number of shares held	1,146,031,245	1,146,031,245	1,146,031,245
Shares Issued, Percentage	100.00%	100.00%	100.00%
Preferred shares | Metalurgica Gerdau S.A.
Capital
Number of shares held	69,852,184	95,469,922	95,471,131
Shares Issued, Percentage	6.10%	8.30%	8.30%
Preferred shares | Brazilian institutional investors
Capital
Number of shares held	241,698,143	224,073,547	155,227,424
Shares Issued, Percentage	21.10%	19.60%	13.50%
Preferred shares | Foreign institutional investors
Capital
Number of shares held	427,735,548	410,387,290	708,109,387
Shares Issued, Percentage	37.30%	35.80%	61.80%
Preferred shares | Other shareholders
Capital
Number of shares held	387,724,952	394,302,996	178,519,242
Shares Issued, Percentage	33.80%	34.40%	15.60%
Treasury Stocks
Capital
Number of shares held	20,717,956	23,495,028	10,401,599
Shares Issued, Percentage	1.20%	1.40%	0.60%
Treasury Stocks | Common shares
Capital
Number of shares held	1,697,538	1,697,538	1,697,538
Shares Issued, Percentage	0.30%	0.30%	0.30%
Treasury Stocks | Preferred shares
Capital
Number of shares held	19,020,418	21,797,490	8,704,061
Shares Issued, Percentage	1.70%	1.90%	0.80%